COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($) ft²	Dec. 31, 2019 USD ($) ft²	May 22, 2020 USD ($)
Lease expense				$ 165,000
Area of land for rent | ft²				2,100	2,100
Weighted average lease term				1 year 9 months 18 days	1 year 2 months 12 days
Weighted average discount rate				13.55%	13.55%
Rent expense			$ 381,000		$ 439,000
Employee benefits, payable						$ 350,000
Agreement, description					The Company has entered an agreement with a facial recognition software company for the grant of a perpetual license for commercial use (unless terminated for breach by either party). The initial payment under the license of $160,000 was paid in 2018 with two additional installments due on the first and second anniversary of the Effective Date of the arrangement amounting to $80,000 and $40,000, respectively. The Company is in discussion with the provider with respect to functionality as well as the remaining financial obligation.
Office Space [Member] | South Africa [Member]
Monthly rental payments				$ 8,000	$ 8,000
Lease term, description				The current lease is through June 30, 2022	The current lease is through June 30, 2022.
Office Space [Member] | Colombia [Member] | MultiPay S.A.S [Member]
Monthly rental payments		$ 8,500
Agreement term		2 years
Office Space [Member] | Alpharetta Georgia [Member]
Monthly rental payments	$ 3,800
Office Space [Member] | Long Beach, New York [Member]
Additional monthly rental payments				$ 5,000	$ 7,425
Agreement term				30 days	30 days
Office Space [Member] | Plantation [Member]
Monthly rental payments				$ 2,700	$ 2,700
Weighted average discount rate				3.00%	3.00%
Lease term, description					The lease term is through August 2020.
Apartment [Member] | Colombia [Member]
Monthly rental payments				$ 2,000	$ 2,000
Lease term, description					The management team through April 2020.